Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Voyage revenue	$ 39,656,670	$ 42,586,963	$ 40,850,051
Related party revenue	240,000	240,000	240,000
Commissions (including, $474,466 $517,828 and $475,792, respectively, to related party)	(2,216,836)	(2,192,626)	(1,936,381)
Net revenue	37,679,834	40,634,337	39,153,670
Operating expenses
Voyage expenses	2,312,513	3,963,181	1,537,898
Vessel operating expenses (including, $399,665, $347,363 and $305,150, respectively, to related party)	25,204,593	25,279,087	25,191,250
Dry-docking expenses	1,912,407	1,975,590	3,816,699
Vessel depreciation	10,995,023	12,137,445	19,983,772
Related party management fees	4,151,335	4,894,559	4,891,024
Other general and administrative expenses (including $1,900,000, $2,000,000 and $2,000,000, respectively, to related party)	3,327,061	3,514,636	3,542,619
Net loss/(gain) on sale of vessels (including $76,183 and $77,022 to related party)	(461,586)		1,935,019
Impairment loss and loss on write-down of vessel held for sale	1,641,885	3,500,000	78,207,462
Total operating expenses	49,083,231	55,264,498	139,105,743
Operating loss	(11,403,397)	(14,630,161)	(99,952,073)
Other income/(expenses)
Interest and other financing costs	(1,486,534)	(2,152,187)	(1,845,776)
Loss on derivatives, net	(261,674)	(44,648)	(177,132)
Foreign exchange gain / (loss)	22,421	40,022	(10,143)
Investment income	1,212,938	987,604	196,196
Interest income	26,656	422,240	387,292
Other expenses, net	(486,193)	(746,969)	(1,449,563)
Equity loss in joint venture	(2,158,393)	(2,541,775)	(2,023,191)
Net loss	(14,047,983)	(17,918,905)	(103,424,827)
Dividends to Series B preferred shares	(1,639,149)	(1,440,100)
Net loss attributable to common shareholders	$ (15,687,132)	$ (19,359,005)	$ (103,424,827)
Loss per share attributable to common shareholders - basic and diluted (in Dollars per share)	$ (2.45)	$ (3.53)	$ (22.76)
Weighted average number of shares outstanding during the year, basic and diluted (in Shares)	6,410,794	5,479,418	4,544,284